Equity (Details) - Schedule of converted amount of debt and shares - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Debt Conversion [Line Items]
Amount of Debt Converted	$ 4,872,340	$ 2,693,548	$ 1,717,051
Number of Shares Issued	696,051
Lion Arts Promotion Inc [Member]
Debt Conversion [Line Items]
Amount of Debt Converted	$ 97,864
Number of Shares Issued	13,981
LionGene Corporation [Member]
Debt Conversion [Line Items]
Amount of Debt Converted	$ 428,099
Number of Shares Issued	61,157
BioFirst Corporation [Member]
Debt Conversion [Line Items]
Amount of Debt Converted	$ 2,902,911
Number of Shares Issued	414,702
AsiaGene Corporation [Member]
Debt Conversion [Line Items]
Amount of Debt Converted	$ 160,000
Number of Shares Issued	22,858
YuanGene Corporation [Member]
Debt Conversion [Line Items]
Amount of Debt Converted	$ 92,690
Number of Shares Issued	13,242
The Jiangs [Member]
Debt Conversion [Line Items]
Amount of Debt Converted	$ 1,190,776
Number of Shares Issued	170,111